      As filed with the Securities and Exchange Commission on March 1, 2001
                                                      1933 Act File No. 33-19629
                                                      1940 Act File No. 811-5450
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 16
                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 17

                       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
             (formerly known as World Governments Variable Account)
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)
|_| on [DATE] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|X| on April 30, 2001 pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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#49656 V1
COMPASS 3

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 16, filed with the SEC via EDGAR on March 1, 2001:

         Cross-Reference Pages
         Compass 3 Prospectus dated May 1, 2001
         Compass 2 and 3 Statement of Additional Information dated May 1, 2001 Part C